POST-EMPLOYMENT BENEFITS - Present Value of Accrued Plan Benefits and Estimated Market Values of Net Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Net deferred pension asset	$ (93)	$ (93)
Domestic defined benefit plans
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	2,514	2,385
Accrued benefit obligations	(2,249)	(2,197)
Surplus of plan assets over accrued benefit obligations	265	188
Effect of asset ceiling limit	(53)	(13)
Net deferred pension asset	212	175
Deferred pension asset	217	183
Deferred pension liability	$ (5)	$ (8)